SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ₪ / shares
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares, par value per share | ₪ / shares		₪ 0.9		₪ 0.9
Operating lease ROU assets	$ 6,767		$ 6,664
Operating lease ROU liability	$ 7,372		$ 7,018
Customer relationships [Member]
Earnings Per Share, Basic and Diluted [Abstract]
Estimated lived intangible assets useful lives, years	7 years
Commercial license [Member]
Earnings Per Share, Basic and Diluted [Abstract]
Estimated lived intangible assets useful lives, years	10 years
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	6 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Software [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Software [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	5 years